Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 38,781,416	$ 41,378,182
Long-term loans (current portion included)	33,902,074	30,826,215
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	39,571,920	41,714,368
Long-term loans (current portion included)	33,902,074	30,826,215
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	21,347,047	23,929,019
Long-term loans (current portion included)	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	18,224,873	17,785,349
Long-term loans (current portion included)	33,902,074	30,826,215
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0	0
Long-term loans (current portion included)	$ 0	$ 0